Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Investor Class
Trading Symbol	RCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/total-return-income-fund-rctrx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/total-return-income-fund-rctrx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$66	1.30%
[1]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Updated Performance Information Location [Text Block]	Visit https://www.regancapital.com/total-return-income-fund-rctrx/ for more recent performance information.
Net Assets	$ 1,381,736,628
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,381,736,628
Portfolio Turnover	13%
30-Day SEC Yield	5.66%
30-Day SEC Yield Unsubsidized	5.61%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.regancapital.com/total-return-income-fund-rctrx/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Institutional Class
Trading Symbol	RCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$54	1.07%
[2]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Updated Performance Information Location [Text Block]	Visit https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/ for more recent performance information.
Net Assets	$ 1,381,736,628
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$1,381,736,628
Portfolio Turnover	13%
30-Day SEC Yield	5.91%
30-Day SEC Yield Unsubsidized	5.87%

Holdings [Text Block]
Updated Prospectus Web Address	https://www.regancapital.com/mutual-funds/total-return-income-fund-rcirx/

[1]
*	Annualized

[2]
*	Annualized